UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eagle Value Partners, LLC

Address:  655 Third Avenue, 11th Floor
          New York, NY  10017

13F File Number: 028-13580

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Charles H. Witmer
Title:    Managing Member
Phone:    (212) 812-3080


Signature, Place and Date of Signing:

/s/ Charles H. Witmer         New York, New York       February 12, 2010
----------------------        ------------------       -----------------
     [Signature]              [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        10

Form 13F Information Table Value Total:        $19,219
                                              (thousands)


List of Other Included Managers:

Form 13F File Number            Name

1. 028-10559                    Eagle Capital Partners, L.P.

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

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                     COLUMN 2         COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6     COL 7         COLUMN 8
                                                         VALUE     SHS OR   SH/  PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP      (x$1000)  PRN AMT  PRN  CALL  DISCRETION    MGRS      SOLE     SHARED NONE
---------------------------- --------------   ---------  --------  -------  ---  ----  ----------    -----   ---------  ------ ----

ALTISOURCE PORTFOLIO SOLNS S  REG SHS         L0175J104   3,841    182,985  SH        SHARED-DEFINED   1     182,985
COMPASS MINERALS INTL INC     COM             20451N101   5,026     74,800  SH        SHARED-DEFINED   1      74,800
E TRADE FINANCIAL CORP        COM             269246104   1,233    700,668  SH        SHARED-DEFINED   1     700,668
FIRST AMERN CORP CALIF        COM             318522307     990     29,900  SH        SHARED-DEFINED   1      29,900
HASBRO INC                    COM             418056107     802     25,000  SH        SHARED-DEFINED   1      25,000
HUNTINGTON BANCSHARES INC     COM             446150104     365    100,000  SH        SHARED-DEFINED   1     100,000
KERYX BIOPHARMACEUTICALS INC  COM             492515101      88     35,186  SH        SHARED-DEFINED   1      35,186
LIBERTY MEDIA CORP NEW        LIB STAR COM A  53071M708     415      9,000  SH        SHARED-DEFINED   1       9,000
SEACOAST BKG CORP FLA         COM             811707306     810    496,700  SH        SHARED-DEFINED   1     496,700
STEWART INFORMATION SVCS COR  COM             860372101   5,649    500,777  SH        SHARED-DEFINED   1     500,777



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